Finance Receivables and Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	6 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 108,746	¥ 113,997
Accumulated depreciation on property, plant and equipment lease	¥ 82,916	¥ 87,338